RISK MANAGEMENT AND CONTROL OVER FINANCIAL REPORTING	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT AND CONTROL OVER FINANCIAL REPORTING [Abstract]
RISK MANAGEMENT AND CONTROL OVER FINANCIAL REPORTING	RISK MANAGEMENT AND CONTROL OVER FINANCIAL REPORTING
Our risk management policy stems from a philosophy of pursuing sustainable growth and creating economic value by managing acceptable risks and opportunities appropriately while avoiding inappropriate risks. As risk management is an integral part of how we plan and execute our business strategies, our risk management policy is set by the Board.

We consider risk management to be an integral part of effective management and internal control. The Company strives for effective risk management to safeguard the assets of the Company and to proactively support the Company’s strategic and compliance initiatives. The goal of our risk management efforts is to help the Company operate more effectively in a dynamic environment by providing a framework for a systematic approach to risk management and exploring opportunities which bear an acceptable level of risk. While the overall risk management policy is set by the Board, the management teams of our individual organizational units are required to implement risk management programs that are tailored to their specific requirements and responsibilities, while being consistent with the overall policy.
The Board regularly discusses the operational and financial results as well as the related inherent risks. Our risk management process covers in particular strategic, operational, legal, and compliance aspects as well as capital management and financial risks.

Non-financial risk management

Strategic risks are those risks that are most consequential to the organization’s ability to execute its strategies and achieve its business objectives. Strategic risk management serves to identify, assess and manage the risks inherent in the Group’s business strategy and includes taking swift action when some of those risks materialize. As strategic risks are those that potentially have the most impact on an organizations ability to achieve its business objectives, strategic risk assessments merit the time and attention of executive management and are therefore performed periodically by the Board for the Arrival Group as a whole as well as on individual company level.

Operational risk is the risk of direct or indirect loss arising from a wide variety of causes associated with the Group’s processes, personnel, technology and infrastructure, and from external factors other than financial risks such as those arising from natural disasters, legal and regulatory requirements and generally accepted standards of corporate behaviour. These risks arise from all the Group’s operations. It is the Company`s objective to effectively manage operational risks in a way to balance the threat of direct financial losses and possible reputational damages to the Group while avoiding control procedures that are too costly or restricting the initiative and creativity required to follow a successful development path.

Legal risk, often defined as part of operational risk, includes the risk of financial or reputational loss resulting from any type of legal issue. It can be caused by a variety of factors like claims made against us, the failure to prepare a proper defense to a claim, a change in the law, or failure to take appropriate measures to protect our assets. We are managing our exposure to legal risk through implementing processes and controls for proper legal management like timely and efficient intellectual property registration to safeguard our assets or health and safety training for our employees in order to ensure their well being and to reduce the risks arising from compensation claims.

Compliance risk is the risk of financial loss, including reputational damages, monetary fines and other penalties, which arises from non-compliance with the laws and regulations in the countries we operate. Our compliance risk management strategy is designed to minimize this risk and includes detailed written procedures which are incorporated in many of our processes, comprehensive training for our employees, as well supervision exercised by dedicated compliance personnel. The compliance policies, procedures and training materials are revisited on a regular basis in light of new internal processes or changing regulations.

In order to ensure compliance with the various financial reporting requirements we have set up an accounting control system that is designed to ensure that all business transactions are timely and correctly accounted for and which ensures that reliable data on the Company’s financial situation is readily available. It ensures compliance with legal requirements, accounting standards and generally accepted accounting rules. By separating financial functions and through ongoing review, we ensure that potential errors are identified on a timely basis and accounting standards are complied with. Our internal control system is considered as an integral component of our overall risk management policy. The purpose of our internal control system for accounting and reporting is to ensure compliance with all legal stipulations applicable in the various countries we operate in and for reporting to the capital markets the strict adherence to International Financial Reporting Standards as issued by the IASB and the uniform application of such accounting standards throughout the entire Group. In addition, we perform regular assessments of material transactions and critical accounting estimates to help identify and minimize any risk with a direct influence on financial reporting. The consolidated financial statements and the financial statements of all material subsidiaries are subject to external audits which act as an independent check and monitoring mechanism of the accounting system and its output.

We periodically monitor changes in accounting standards and obtain the advice of external financial and legal experts to reduce the risk of accounting misstatements in complex issues. As part of its evolution, the Company implements continuous improvements in its risk management and internal control systems.

Risk due to COVID-19 pandemic
The COVID-19 pandemic has created considerable macro-economic uncertainty for all sectors. The immediate risk to the Group is limited due to our ability, in general, to work remotely or to continue working on site in a controlled fashion for critical engineering work. Our Health and Safety team is continuously evaluating the situation as it evolves and adjusts our response accordingly when the risk profile changes.

Furthermore, an analysis was made to assess the impact of COVID-19 on the most significant balance sheet items of our Group:

a.Capitalized development costs - These assets are in relation to projects that will deliver value via electric vehicle production and services for these vehicles starting in 2022. We do not consider that there is any impairment we anticipate that demand for Arrival’s electric vehicles to be largely unimpacted by the pandemic.
b.The Group’s right-of-use assets for leased property is not impacted by COVID-19 as we continue to plan to build micro-factories in these locations. As the activities of the Group has continued to grow over 2021 which required the Group to lease additional premises in UK, USA, Russia, Spain, Israel and Mauritius. As the real estate market has been impacted by COVID-19, this presented us with the opportunity to enter into lease agreements which are more favorable than initially budgeted.

Financial Risk Management

Financial risk comes from a single or a combination of different types of market-related factors associated with financial activities. This risk arises through a possible future change in one or more variables like interest rates, security prices, commodity prices, foreign exchange rates, index of prices or rates, a credit rating or credit index or from a change in some other financial or non-financial variables. Any variations in the cash flow, financial outcomes, and firm-value resulting from the influence of such market-related lead to financial risk.

The Group’s activities expose it to a variety of financial risks and our financial risk management function focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial position, financial performance, and on its cash flows. We closely monitor our exposure and regularly evaluate the opportunities of entering into derivative financial instruments to mitigate such risks. The Board has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Group risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities. Operationally financial risk management is carried out predominantly by our central treasury department under the policies set by the Board. Its objective is to identify, evaluate, mitigate, and potentially hedge financial risks in close co-operation with the operating units in which such risks arise.

For monitoring purposes the overall financial risk is further divided into liquidity, credit, and market risk (including interest rate risk and foreign currency risk) within the Arrival Group.

This note presents information about our exposure to each of the financial risks and our objectives, policies and processes for measuring and managing such risks. Further quantitative disclosures are included in the respective subsections throughout the notes to the consolidated financial statements.

Liquidity risk

Liquidity risk is defined as the risk of incurring losses resulting from the inability to meet payment obligations in a timely manner when they become due or from being unable to do so at a sustainable cost. The Board has established an appropriate liquidity risk management framework for the management of the Group’s short, medium and long-term liquidity requirements. We manage our liquidity risk by obtaining sufficient funding in a timely manner, maintaining adequate reserves and by monitoring forecasted cash flows at regular intervals. In the financial years 2020 and 2021, the COVID-19 pandemic did not have any material adverse effects on the liquidity of the Arrival Group.
During 2021, the Company has increased its liquidity position among others through an increase of its share capital and the issuance of convertible notes. Such transactions are explained in more detail in the respective parts of the notes.

Credit risk

Credit risk arises from the possibility that counterparties to transactions may default on their obligations, causing financial losses for the Group. We have adopted a policy of dealing only with creditworthy counterparties and consider obtaining sufficient collateral where appropriate, as a means of mitigating the risk of financial loss from defaults. Currently the credit risk arises mainly from cash and cash equivalents as well as from the loans that have been provided to employees as participants of the RSP. The credit risk arising from trade receivables is insignificant as production has not started yet.

All material amounts of cash and cash equivalents are generally held with banks and other financial institutions which are rated as investment grade. Due to this fact and the short remaining maturities we believe that the credit risk pertaining to our cash and cash equivalents is low. No impairments on cash and cash equivalents were identified in the financial year 2021.

In addition, management is monitoring the expected credit risk from the non-repayment of the loans that have been provided to employees as participants of the RSP. These loans are pledged over the shares of the Company and they mature in October 2027 and 2030. Management is closely monitoring all amounts due and takes actions where it is necessary to do so to mitigate its exposure to credit risk.

Market risk

Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk reflects interest rate risk, currency risk and other price risks. As a result of our business and the global nature of our operations, Arrival is exposed primarily to the market risks from changes in interest rates and foreign currency exchange rates, while commodity price risks arise from procurement. As of December 31, 2021, none of the Group entities has entered into any derivative financial instrument to hedge such risks. The Group`s exposure to interest rate risk and foreign currency risk is continuously monitored by our risk management personnel and we regularly check the opportunities by weighing the costs and potential benefits of entering into a variety of derivative financial instruments to mitigate such risks. As of December 31, 2021, changes to interest rates will not have material impact on the Group.

IFRS 7 requires a sensitivity analysis that shows the impact on income statement and on items recognized directly in other comprehensive income of hypothetical changes of exchange rates in respect of non-functional currency financial assets and liabilities held by the entities of the Group. For the purposes of the sensitivity analysis all other variables are held constant, although, in practice, market rates rarely change in isolation. Financial assets and liabilities held in the functional currency of the Groups’ subsidiaries, as well as non-financial assets and liabilities are not included in this analysis. The Group considers a 10% strengthening or weakening of the functional currency against the non-functional currency of its subsidiaries. The impact is calculated with the reference to the financial assets or liabilities held as at year end. The Group's subsidiaries are mainly exposed to currency risk from fluctuation of EUR against the function currency of the entities of the Group for 2021 and in EUR in 2020. The currency exposure to USD amounts to USD 53.7 million (2020: nil) and the exposure to EUR amounted to USD 1.6 million (2020: USD 8.1 million). All other currency impacts are not expected to be material to the Group.
The following table shows the most relevant exchange rates against US Dollar that were used in the presentation of the consolidated financial statements:

		Closing rate December 31		Average rate for the year ended December 31
Country	ISO Code	2021	2020	2021	2020

Australia	AUD	0.725881	n.a.	0.751155	n.a.
China	CNY	0.156923	n.a.	0.155001	n.a.
England	GBP	1.349947	1.364960	1.375630	1.289690
Europe	EUR	1.131610	1.227100	1.183269	1.147000
India	INR	0.013436	n.a.	0.013532	n.a.
Israel	ILS	0.321935	0.311076	0.309246	0.292350
Mauritius	MUR	0.022863	n.a.	0.024009	n.a.
Mexico	MXP	0.048736	n.a.	0.049317	n.a.
Russia	RUB	0.013363	0.013416	0.013567	0.013618
Singapore	SGD	0.739551	0.756628	0.744369	0.726562

The fluctuation of foreign exchange rates resulted in a net foreign exchange gain amounting to USD 3,731,849 which was recognized within finance income (2020: net foreign exchange loss of USD (663,478) ) was recognized within finance costs).

Capital Management

The Board`s capital management objectives are to ensure the Group’s ability to continue as a going concern, to finance its long-term growth, and to achieve and maintain an optimal capital structure through a balanced mix of debt and equity considering the positive effects of the debt tax shield and the additional costs of financial distress that result from increased leverage. For the accomplishment of this objective the Group monitors various internal factors like the development of certain financial ratios over time and also considers external factors like changes in the competitive environment or in the overall economic conditions.

As the Company is still in the development stage, the main focus currently rests with the start of production of our vehicle. Our capital budgeting process is subject to substantial review and governance. The Board approves all major capital plans, including those for key legal entities and businesses and such plans are reassessed and, if the need may be, adjusted periodically.
As of December 31, 2021, the Group did not generate any cash flows from sales as production had not commenced. But as the first initial order of 10,000 vehicles from UPS has been received, which is subject to modification or cancellation at any time, and the first production facilities are almost ready for operations it is expected that cash flow generation will begin in Q3 2022.